Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Basic earnings per share
Net income	$ 3,230	$ 3,060	$ 6,402	$ 6,072
Preferred share dividends	(65)	(72)	(139)	(162)
Net income attributable to non-controlling interest	(4)	(9)	(6)	(20)
Net income available to common shareholders	$ 3,161	$ 2,979	$ 6,257	$ 5,908
Weighted average number of common shares (in thousands)	1,435,091	1,443,084	1,436,099	1,447,504
Basic earnings per share (in dollars)	$ 2.20	$ 2.06	$ 4.36	$ 4.08
Diluted earnings per share
Net income available to common shareholders	$ 3,161	$ 2,979	$ 6,257	$ 5,908
Dilutive impact of exchangeable shares	3	3	7	7
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,164	$ 2,982	$ 6,264	$ 5,915
Weighted average number of common shares (in thousands)	1,435,091	1,443,084	1,436,099	1,447,504
Stock options	2,224	2,716	2,125	2,894
Issuable under other share-based compensation plans	740	754	739	753
Exchangeable shares	3,108	3,183	3,231	3,148
Average number of diluted common shares (in thousands)	1,441,163	1,449,737	1,442,194	1,454,299
Diluted earnings per share (in dollars)	$ 2.20	$ 2.06	$ 4.34	$ 4.07
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,226	$ 3,051	$ 6,396	$ 6,052
Preferred share dividends	$ (65)	$ (71)	$ (139)	$ (143)